Revenue	3 Months Ended
Mar. 31, 2026
Revenue [abstract]
Revenue

12.	Revenue:

Details of revenue are as follows:

For the three months ended March 31,	2026	2025

Acquisition services	$-	$2,413
Value-added data	268	514
Software and solutions	1,146	1,335
	$1,414	$4,262

Primary geographical market
United States	$350	$619
Asia/Pacific	26	2,453
Europe	1,038	1,190
	$1,414	$4,262

Timing of revenue recognition
Upon delivery	$407	$725
Services overtime	1,007	3,537
	$1,414	$4,262

The Company recognizes an asset for the incremental costs of obtaining a contract with a customer if the expected benefit of those costs is longer than one year. The Company determined that certain commissions paid to sales employees meet the requirement to be capitalized. Total capitalized contract acquisition costs included in prepaid expenses and other assets to obtain contracts at March 31, 2026 was $36 (December 31, 2025 – $23) and are amortized consistent with the method of revenue recognized on the contract.

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three months ended March 31, 2026 and 2025	Page 8

Changes in contract acquisition costs, included in prepaid expenses, are as follows:

	March 31,	December 31,
	2026	2025

Contract acquisition costs, beginning of period	$23	$194
Additions	31	27
Amortization	(18)	(198)
Contract acquisition costs, end of period	$36	$23